Income and social contribution taxes (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income and Social Contribution Taxes [Abstract]
Deferred tax liability asset	R$ (10,749)	R$ 32,742
Tax losses	8,511	11,113
Adjustments in biological assets and agricultural products	(21,075)	2,173
Financial lease	10,501	1,830
Provisions for contingency and fair value	(4,580)	1,823
Derivative financial instruments	2,535	1,821
Costs of transactions	(44)	(27)
Allowance for doubtful accounts	402	(180)
Provision for other accounts payable and receivable	82	674
Accelerated depreciation of assets for rural activity	(1,002)	(31,459)
Subscription warrant	358
Deferred taxes on surplus value of PPE and investment property – Acquisition of Agrifirma (Note 1.6)	(27,731)
Realization of deferred taxes on surplus value of PPE and investment property – Acquisition of Agrifirma	784
Deferred tax liability asset	R$ 20,510	R$ (10,749)